Stockholders' Deficit - Authorization of Convertible Preferred Stock (Details)	Jun. 30, 2013	May 11, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized (shares)	10,000,000
Convertible preferred stock, shares issued upon conversion		758
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized (shares)	240	240